SUPPLEMENT DATED AUGUST 13, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

EFFECTIVE AUGUST 11, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, JNL/S&P RETIREMENT INCOME FUND, JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND, JNL/S&P RETIREMENT 2025 FUND, JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.


EFFECTIVE  AUGUST  11,  2008,  IN THE  SECTION  ENTITLED  "THE  SUB-ADVISER  AND
PORTFOLIO MANAGEMENT" FOR THE JNL/S&P COMPETITIVE ADVANTAGE FUND, JNL/S&P DIVIDEND INCOME & GROWTH FUND, JNL/S&P INTRINSIC VALUE FUND, JNL/S&P TOTAL YIELD FUND, JNL/S&P MODERATE RETIREMENT STRATEGY FUND, JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND, AND JNL/S&P GROWTH RETIREMENT STRATEGY FUND, PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.



This Supplement is dated August 13, 2008.

(To be used with VC4224 03/08,  VC3656 03/08, VC5526 03/08, VC5869 03/08, VC5890
03/08, VC3657 03/08,  VC3723 03/08,  NV3174CE 03/08, NV4224 03/08, NV5526 03/08,
NV5869 03/08, NV5890 03/08, and NV3784 03/08.)

                                                                   CMV1858 08/08

               SUPPLEMENT DATED AUGUST 13, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

EFFECTIVE AUGUST 11, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, AND JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.




This Supplement is dated August 13, 2008.

(To be used with FVC4224FT 03/08, HR105 03/08, and VC2440 03/08.)

                                                                   CMV1859 08/08

               SUPPLEMENT DATED AUGUST 13, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product.

EFFECTIVE AUGUST 11, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.


EFFECTIVE  AUGUST  11,  2008,  IN THE  SECTION  ENTITLED  "THE  SUB-ADVISER  AND
PORTFOLIO MANAGEMENT" FOR THE JNL/S&P COMPETITIVE ADVANTAGE FUND, JNL/S&P DIVIDEND INCOME & GROWTH FUND, JNL/S&P INTRINSIC VALUE FUND, AND JNL/S&P TOTAL YIELD FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

This Supplement is dated August 13, 2008.

(To be used with VC5995 03/08.)
                                                                   CMV1860 08/08

               SUPPLEMENT DATED AUGUST 13, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

EFFECTIVE AUGUST 11, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/S&P MODERATE RETIREMENT STRATEGY FUND, JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND, AND JNL/S&P GROWTH RETIREMENT STRATEGY FUND, PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.




This Supplement is dated August 13, 2008.

(To be used with VC6016 03/08 and NV6016 03/08.)

                                                                   CMV1861 08/08

               SUPPLEMENT DATED AUGUST 13, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable life product(s).

EFFECTIVE  AUGUST  11,  2008,  IN THE  SECTION  ENTITLED  "THE  SUB-ADVISER  AND
PORTFOLIO MANAGEMENT" FOR THE JNL/S&P COMPETITIVE ADVANTAGE FUND, JNL/S&P DIVIDEND INCOME & GROWTH FUND, JNL/S&P INTRINSIC VALUE FUND, AND JNL/S&P TOTAL YIELD FUND, PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.




This Supplement is dated August 13, 2008.

(To be used with VC5825 03/08, VC5884 03/08, and VC5885 03/08.)

                                                                   JMU1862 08/08

                        SUPPLEMENT DATED AUGUST 13, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE AUGUST 11, 2008, ON PAGE 141, PLEASE DELETE THE TABLE FOR JOSHUA HARARI IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

                                                                       Number Of               Approximate Total
John W. Krey*                                                           ACCOUNTS                    ASSETS
                                                                        --------                    ------
Registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
Other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
Other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

* The portfolio manager is also responsible for the management of one or more model portfolios published by Standard & Poor's.


EFFECTIVE AUGUST 11, 2008, ON PAGE 142, PLEASE DELETE THE TABLE ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, THE JNL/S&P RETIREMENT 2025 FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, THE JNL/S&P DISCIPLINED GROWTH FUND, THE JNL/S&P MODERATE RETIREMENT STRATEGY FUND, THE JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND, AND THE JNL/S&P GROWTH RETIREMENT STRATEGY FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

------------------------------------ ---------------------------- --------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                        Massimo Santicchia             John W. Krey
------------------------------------ ---------------------------- --------------------------
None                                              X                           X
------------------------------------ ---------------------------- --------------------------
$1-$10,000
------------------------------------ ---------------------------- --------------------------
$10,001-$50,000
------------------------------------ ---------------------------- --------------------------
$50,001-$100,000
------------------------------------ ---------------------------- --------------------------
$100,001-$500,000
------------------------------------ ---------------------------- --------------------------
$500,001-$1,000,000
------------------------------------ ---------------------------- --------------------------
Over $1,000,000
------------------------------------ ---------------------------- --------------------------




This Supplement is dated August 13, 2008.

(To be used with V3180 03/08.)

                                                                   CMX1863 08/08